Schedule of Total Sales From Each Customer (Details) - AUD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Outstanding Balance of Trade Receivables	[1]	$ 4,522,926		$ 4,522,926		$ 4,470,101
Daabon organic australia pty ltd [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales			$ 1,142,306		$ 1,142,306	6,026,698
Outstanding Balance of Trade Receivables						1,703,927
Outstanding Balance of Trade Receivables			1,031,797		1,031,797
Costco wholesale australia [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales		2,541,792	1,356,052	6,642,864	3,977,229	5,857,260
Outstanding Balance of Trade Receivables						1,229,271
Outstanding Balance of Trade Receivables		745,008	573,714	745,008	573,714
Energreen nutrition australia pty ltd., [Member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales		1,850,156	1,981,583	3,117,863	3,171,708	4,838,204	$ 1,693,451
Outstanding Balance of Trade Receivables
Outstanding Balance of Trade Receivables		1,474,914		1,474,914
Hygain NSW proprietary ltd [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales						3,306,466	4,504,121
Outstanding Balance of Trade Receivables						250,845	453,344
Hundered percentage bottling company pty ltd [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales						1,911,641	5,484,307
Outstanding Balance of Trade Receivables							1,446,763
Good earth oils pty ltd [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales							3,380,714
Outstanding Balance of Trade Receivables							1,226,945
Prydes easi feed pty ltd [Member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales							2,179,696
Outstanding Balance of Trade Receivables							$ 155,412
Daabon Organic Australia Daabon Japan Pty Ltd [Member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales		1,425,514	1,530,008	1,956,059	2,411,387
Outstanding Balance of Trade Receivables		1,570,443	831,354	1,570,443	831,354
Rivalea Australia Pty Ltd Animal Nutrition [Member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales		745,063		1,353,151
Outstanding Balance of Trade Receivables		295,248		295,248
Woolworths [Member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales		727,559		1,734,048
Outstanding Balance of Trade Receivables		$ 118,736		$ 118,736
Hygain N S W Proprietary Limited [Member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales			1,095,955		2,320,163
Outstanding Balance of Trade Receivables			$ 482,525		$ 482,525

[1]	Trade receivables are presented net of expected net credit loss of AUD$169,148 and AUD$138,000 at 31 December 2024 and 30 June 2024, respectively.